Description of the Business - Additional Information (Detail) € in Thousands, $ in Millions	1 Months Ended							12 Months Ended
	Sep. 30, 2018 shares	Jan. 31, 2018 shares	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	Apr. 30, 2017 EUR (€)	Oct. 31, 2014 EUR (€)	May 31, 2013 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares
Disclosure Of Description Of Business [Line Items]
Initial public offering completion date							May 31, 2013
Initial public offering amount			€ 124,000	$ 144			€ 17,700
Follow on offering amount before deducting offering expenses | €					€ 70,500	€ 30,000
Issue of ordinary shares | €								€ 0	€ 921	€ 81
Shareholders' equity | €								€ 145,602	€ 181,419	€ 35,638	€ 47,133
Grant of free shares		154,440
Grant of stock-options		97,203
Private placement with institutional investors in April									3,000,000	793,877
Private placement amount | €									€ 70,500	€ 10,000
Initial public offering shares issued									6,180,137
Proceeds from fund rasing, net of trasaction cost			€ 112,000	$ 130	€ 65,000					€ 9,000
United States [member]
Disclosure Of Description Of Business [Line Items]
Initial public offering shares issued									6,180,137
Executives [Member]
Disclosure Of Description Of Business [Line Items]
Grant of free shares		67,500
Grant of stock-options	24,000	40,500
Employees [Member]
Disclosure Of Description Of Business [Line Items]
Grant of free shares		86,940
Grant of stock-options		56,703
Warrants [Member]
Disclosure Of Description Of Business [Line Items]
Grant of shares		40,500
Private placements [member]
Disclosure Of Description Of Business [Line Items]
Ordinary shares issued										793,877	940,000
Issue of ordinary shares | €										€ 9,900	€ 25,400
American depository scheme [member]
Disclosure Of Description Of Business [Line Items]
Initial public offering shares issued									5,389,021
American depository scheme [member] | United States [member]
Disclosure Of Description Of Business [Line Items]
Initial public offering shares issued									5,389,021
Europe and Countries Outside of U.S. and Canada
Disclosure Of Description Of Business [Line Items]
Number of shares issued under private placement									791,116